Equity Method Investments (Bergen Ultra LP) (Narrative) (Details) - USD ($) $ in Thousands			12 Months Ended
	Apr. 28, 2023	Feb. 14, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 30, 2023
Schedule Of Equity Method Investments [Line Items]
Equity method investments			$ 15,769	$ 506
Gain/(loss) from equity method investments			(262)	894	$ (333)
Due from related parties			149	216
Gain on deconsolidation of subsidiary			0	0	15,252
Revenues			262,098	289,972	214,203
Proceeds from convertible loan with limited partnership			25,189	$ 0	$ 0
Berger Joint Venture [Member]
Schedule Of Equity Method Investments [Line Items]
Proceeds from convertible loan with limited partnership	$ 25,189
Bergen Joint Venture [Member]
Schedule Of Equity Method Investments [Line Items]
Equity method investments	3,675		4,700
Gain/(loss) from equity method investments			181
Gain on deconsolidation of subsidiary	$ 844
Ownership interest percent	25.00%
Equity method investments	$ 4,519
Bergen Joint Venture [Member] | Ecobulk AS [Member]
Schedule Of Equity Method Investments [Line Items]
Ownership interest percent	75.00%
Payments to acquire limited partnership interest	$ 11,025
Convertible Loan Agreement [Member] | Bergen Joint Venture [Member]
Schedule Of Equity Method Investments [Line Items]
Loan amount	$ 27,900
Ultramax [Member]
Schedule Of Equity Method Investments [Line Items]
Purchase price of vessel acquired		$ 27,900
Bergen [Member]
Schedule Of Equity Method Investments [Line Items]
Due from related parties			443
Bergen [Member] | Commission On Loan Guarantee [Member]
Schedule Of Equity Method Investments [Line Items]
Related party transaction, rate	0.80%
Interest and other income			28
Bergen [Member] | Administrative Service Agreement [Member]
Schedule Of Equity Method Investments [Line Items]
Related party, transaction amount	$ 15
Revenues			$ 10
Bergen [Member] | Loan Agreement With Nordea [Member]
Schedule Of Equity Method Investments [Line Items]
Loan amount						$ 15,400